Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets

7.	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Prepayment for service	1,672	11,157	1,618
Unbilled revenue (Note 15)	—	10,800	1,566
Deductible value-added tax input	16,487	8,976	1,301
Prepayment for acquisition of inventories	8,286	6,910	1,002
Loans receivable – current portion (Note 9)	—	4,000	580
Staff advances	1,257	940	136
Others	1,693	2,400	347

	29,395	45,183	6,550

As of December 31, 2021 and 2022, the Group recorded the allowance for doubtful accounts of RMB1,537 and RMB1,655 (US$240
)
, respectively.